PRINCIPAL ACTIVITIES AND ORGANIZATION - Schedule of Principal Subsidiaries (Details) - USD ($)		12 Months Ended
	Feb. 06, 2024	Dec. 31, 2024	Apr. 02, 2024
TJBio Shanghai [Member]
Maximum aggregate consideration to be received upon achievement of certain regulatory and sales-based milestone events as well as royalties			$ 80,000,000
Segment Discontinued Operations | I-Mab Hangzhou | I-Mab Shanghai
Percentage of transfer of outstanding equity interest	100.00%
I-Mab Biopharma US Ltd.
Place of incorporation		United States
Date of incorporation or acquisition		Feb. 28, 2018
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited [Member]
Place of incorporation		Hong Kong
Date of incorporation or acquisition		Jul. 08, 2016
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Investment holding
I-Mab Tianjin
Place of incorporation		People's Republic of China
Date of incorporation or acquisition		Jul. 15, 2017
Percentage of direct or indirect ownership by the company		100.00%
Principal activities		Research and development of innovative medicines